Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends Paid [abstract]
Proposed final – RMB0.050 per ordinary share (2018: Nil, 2017: RMB0.049)	¥ 819		¥ 740